UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Fiera Capital Diversified Alternatives Fund

SEMI-ANNUAL REPORT	APRIL 30, 2020

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2020

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-Port within sixty days after period end. The Fund’s Form N-Q and Form N-Port reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-755-3863; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2020 (Unaudited)

Sector Weightings†

	Long	Short	Net
Short-Term Investment	76.4%	0.0%	76.4%
U.S. Treasury Obligations	9.8	0.0	9.8
Materials	1.3	(0.2)	1.1
Information Technology	1.4	(0.4)	1.0
Communication Services	0.9	0.0	0.9
Consumer Staples	0.9	0.0	0.9
Financials	1.2	(0.5)	0.7
Industrials	1.0	(0.5)	0.5
Health Care	0.5	(0.3)	0.2
Consumer Discretionary	0.9	(1.0)	(0.1)
Energy	0.3	(0.5)	(0.2)
Utilities	0.1	(0.4)	(0.3)
Real Estate	0.5	(0.8)	(0.3)

Total			90.6
Other Assets and Liabilities, Net			9.4

			100.0%

† As a percentage of the Fund’s Net Assets.

SCHEDULE OF INVESTMENTS

U.S. TREASURY OBLIGATIONS — 9.8%

	Face Amount	Value

U.S. Treasury Bills -0.010%, 08/20/20 (A)	$2,500,000	$2,499,161

-0.046%, 08/27/20 (A)	2,500,000	2,499,109

Total U.S. Treasury Obligations (Cost $5,000,454)		4,998,270

FOREIGN COMMON STOCK — 5.5%

	Shares

CANADA — 5.5%

Agnico Eagle Mines	1,820	106,340

Boyd Group Services	800	112,562

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2020 (Unaudited)

FOREIGN COMMON STOCK — continued

	Shares	Value

CANADA — continued

Cameco	9,951	$98,942

Choice Properties ‡	8,990	81,507

Cogeco Communications	1,200	88,719

Descartes Systems Group *	2,420	101,723

Dollarama	2,930	91,903

Element Fleet Management	13,217	97,517

Empire	4,106	90,648

Endeavour Mining *	5,210	93,798

Enghouse Systems	2,660	99,658

Fairfax Financial Holdings	276	74,836

Franco-Nevada	740	97,905

Hydro One	4,517	81,906

Intact Financial	850	80,893

Kinaxis *	1,140	114,594

Loblaw	1,592	78,345

Maple Leaf Foods	4,400	81,333

Metro, Cl A	1,985	81,670

Northview Apartment ‡	3,621	91,569

Open Text	2,310	87,292

Quebecor, Cl B	3,744	81,526

Ritchie Bros Auctioneers	2,285	98,347

Stantec	3,081	90,817

Sun Life Financial	2,590	88,774

TMX Group	1,058	91,659

Toromont Industries	1,878	88,237

Tourmaline Oil	13,010	128,983

Wheaton Precious Metals	2,809	106,734

Winpak	2,660	88,574

Total Foreign Common Stock (Cost $2,512,152)		2,797,311

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2020 (Unaudited)

COMMON STOCK — 3.5%

	Shares	Value

UNITED STATES — 3.5%

COMMUNICATION SERVICES — 0.4%

Activision Blizzard	870	$55,445

Electronic Arts *	520	59,415

Take-Two Interactive Software *	440	53,262

		168,122

CONSUMER DISCRETIONARY — 0.6%

Dollar General	330	57,849

Domino’s Pizza	160	57,909

eBay	1,830	72,889

Target	560	61,454

Tiffany	410	51,865

		301,966

CONSUMER STAPLES — 0.4%

Clorox	290	54,068

Hormel Foods	1,120	52,472

JM Smucker	480	55,157

Kroger	1,691	53,452

		215,149

FINANCIALS — 0.4%

Cboe Global Markets	570	56,647

MarketAxess Holdings	150	68,251

MSCI, Cl A	180	58,860

		183,758

HEALTH CARE — 0.5%

Alnylam Pharmaceuticals *	510	67,167

Incyte*	690	67,385

Regeneron Pharmaceuticals *	100	52,588

Seattle Genetics *	450	61,754

		248,894

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — 0.2%

Fastenal	1,740	$63,023

United Parcel Service, Cl B	570	53,956

		116,979

INFORMATION TECHNOLOGY — 0.6%

Akamai Technologies *	570	55,695

Jack Henry & Associates	350	57,242

Okta, Cl A *	460	69,598

Seagate Technology	1,120	55,944

Tyler Technologies *	190	60,931

		299,410

MATERIALS — 0.1%

Newmont	1,105	65,726

REAL ESTATE — 0.2%

Digital Realty Trust ‡	390	58,301

SBA Communications, Cl A ‡	190	55,085

		113,386

UTILITIES — 0.1%

Consolidated Edison	670	52,796

Total Common Stock (Cost $1,567,167)		1,766,186

SHORT-TERM INVESTMENT — 76.4%

BlackRock Liquidity Funds T-Fund Portfolio, Institutional Cl, 0.120% (B) (Cost $38,752,492)	38,752,492	38,752,492

TOTAL INVESTMENTS IN SECURITIES — 95.2% (Cost $47,832,265)		$48,314,259

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2020 (Unaudited)

SECURITIES SOLD SHORT
FOREIGN COMMON STOCK — (2.9)%

	Shares	Value

CANADA — (2.9)%

Air Canada, Cl B *	(7,350)	$(106,874)

AltaGas	(7,550)	(90,256)

Boardwalk ‡	(3,630)	(69,343)

BRP	(5,540)	(165,808)

CAE	(6,430)	(106,247)

Capital Power	(4,990)	(96,577)

Cenovus Energy	(23,050)	(83,625)

Dream Office ‡	(5,300)	(82,701)

Great Canadian Gaming *	(5,340)	(104,003)

Inter Pipeline	(8,930)	(74,676)

Methanex	(5,970)	(94,915)

Norbord	(6,310)	(102,360)

Pembina Pipeline	(3,000)	(68,796)

Power Corp of Canada	(5,970)	(95,472)

Summit Industrial Income ‡	(14,150)	(105,519)

Total Foreign Common Stock (Proceeds $1,158,102)		(1,447,172)

COMMON STOCK — (1.7)%

UNITED STATES — (1.7)%

CONSUMER DISCRETIONARY — (0.5)%

Aptiv	(990)	(68,854)

Darden Restaurants	(930)	(68,625)

Royal Caribbean Cruises	(1,210)	(56,592)

Wynn Resorts	(880)	(75,266)

		(269,337)

FINANCIALS — (0.3)%

American Financial Group	(590)	(39,081)

Ameriprise Financial	(430)	(49,424)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued

Discover Financial Services	(1,110)	$(47,697)

		(136,202)

HEALTH CARE — (0.3)%

IQVIA Holdings *	(520)	(74,147)

Universal Health Services, Cl B	(570)	(60,243)

		(134,390)

INDUSTRIALS — (0.1)%

United Airlines Holdings *	(1,500)	(44,370)

INFORMATION TECHNOLOGY — (0.2)%

Applied Materials	(1,200)	(59,616)

Square, Cl A *	(1,020)	(66,443)

		(126,059)

REAL ESTATE — (0.3)%

Simon Property Group ‡	(860)	(57,422)

Ventas ‡	(1,820)	(58,877)

VICI Properties ‡	(2,570)	(44,770)

		(161,069)

Total Common Stock (Proceeds $672,763)		(871,427)

TOTAL SECURITIES SOLD SHORT — (4.6)% (Proceeds $1,830,865)		$(2,318,599)

A list of the open futures contracts held by the Fund at April 30, 2020, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
90-Day Bank Bill	13	Mar-2022	$2,299,883	$2,319,445	$3,531
90-Day Bank Bill	15	Sep-2021	2,696,572	2,677,898	7,666
90-Day Bank Bill	15	Dec-2021	2,684,665	2,676,955	7,018
90-Day Bank Bill	14	Jun-2021	2,487,858	2,499,874	2,915

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2020 (Unaudited)

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
90-Day Euro$	9	Mar-2022	$2,241,543	$2,243,700	$2,157
90-Day Euro$	24	Dec-2020	3,794,061	3,901,680	4,596
90-Day Euro$	25	Mar-2021	4,003,224	4,064,249	5,433
90-Day Euro$	24	Jun-2021	3,765,831	3,769,412	3,570
90-Day Euro$	23	Jun-2021	3,531,683	3,587,330	5,311
90-Day Euro$	24	Mar-2022	3,705,828	3,768,657	3,908
90-Day Euro$	9	Sep-2021	2,239,255	2,244,150	4,895
90-Day Euro$	10	Jun-2021	2,488,745	2,493,625	4,880
90-Day Euro$	9	Dec-2021	2,236,805	2,243,812	7,007
90-Day Euro$	25	Sep-2021	3,920,802	3,926,274	3,082
90-Day Euro$	25	Sep-2020	3,816,976	4,062,620	5,527
90-Day Euro$	25	Dec-2021	3,920,058	3,925,684	4,712
Amsterdam Index	8	May-2020	876,774	896,847	14,952
AUDUSD Currency	(125)	Jun-2020	(7,988,210)	(8,153,750)	(165,540)
Australian 10-Year Bond	75	Jun-2020	7,020,751	7,274,776	23,052
Australian 3-Year Bond	15	Jun-2020	1,108,948	1,145,351	1,277
British Pound	43	Jun-2020	3,335,675	3,386,788	51,113
CAD Currency	(6)	Jun-2020	(423,450)	(430,950)	(7,500)
Canadian 10-Year Bond	17	Jun-2020	1,805,472	1,824,512	4,245
CBOT Mini DJIA	1	Jun-2020	120,952	121,150	198
DAX Index	1	Jun-2020	297,910	297,278	(632)
Euro	12	Jun-2020	1,629,430	1,644,300	14,870
Euro STOXX 50	44	Jun-2020	1,388,826	1,392,042	(4,182)
Euro-Bob	12	Jun-2020	1,758,458	1,787,777	8,920
Euro-BTP	3	Jun-2020	440,772	455,656	10,900
Euro-Bund	(49)	Jun-2020	(9,262,525)	(9,366,344)	(52,649)
Euro-OAT	9	Jun-2020	1,626,340	1,665,118	25,862
FTSE 100 Index	4	Jun-2020	296,716	296,485	(231)
Hang Seng China Enterprises Index	(11)	May-2020	(682,604)	(708,172)	(25,738)
Hang Seng Index	(5)	May-2020	(764,766)	(790,132)	(25,557)
Japanese 10-Year Bond	1	Jun-2020	1,418,933	1,423,753	3,628
Japanese Yen	2	Jun-2020	234,680	233,325	(1,355)
Long Gilt 10-Year Bond	(89)	Jun-2020	(15,192,646)	(15,435,470)	(63,532)
Mexican Peso	7	Jun-2020	145,897	144,655	(1,242)
MSCI Singapore Index	(25)	May-2020	(505,754)	(528,667)	(19,386)
MSCI Taiwan Index	(11)	May-2020	(432,837)	(458,810)	(25,973)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2020 (Unaudited)

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 Index E-MINI	(1)	Jun-2020	$(181,418)	$(179,770)	$1,648
New Zealand Dollar	71	Jun-2020	4,308,995	4,358,690	49,695
Nikkei 225 Index	(4)	Jun-2020	(729,493)	(747,705)	(16,021)
Norwegian Krone	2	Jun-2020	384,964	391,040	6,076
OMX Stockholm 30	46	May-2020	694,823	744,057	29,146
Russell 2000 Index E-MINI	7	Jun-2020	427,058	457,345	30,287
S&P 500 Index E-MINI	(4)	Jun-2020	(573,955)	(580,480)	(6,525)
S&P TSX 60 Index	(1)	Jun-2020	(123,511)	(127,620)	(3,110)
SGX Nifty 50	15	May-2020	275,323	293,550	18,227
SPI 200 Index	3	Jun-2020	252,311	270,760	14,950
Swedish Krona	(10)	Jun-2020	(2,028,180)	(2,051,600)	(23,420)
Swiss Franc	4	Jun-2020	513,260	518,350	5,090
TOPIX Index	(1)	Jun-2020	(132,872)	(135,489)	(2,064)
U.S. 10-Year Treasury Notes	58	Jun-2020	8,055,296	8,065,625	10,329
U.S. 2-Year Treasury Notes	5	Jul-2020	1,099,053	1,102,148	3,095
U.S. 5-Year Treasury Notes	9	Jul-2020	1,127,646	1,129,359	1,713
U.S. Long Treasury Bond	2	Jun-2020	362,128	362,062	(66)

			$51,818,959	$52,393,205	$(39,242)

A list of the open forward contracts held by the Fund at April 30, 2020, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Depreciation
Morgan Stanley	05/08/20	CAD	1,863,572	USD	1,318,376	$(20,458)

Percentages are based on Net Assets of $50,735,647.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B)	The rate reported is the 7-day effective yield as of April 30, 2020.

AUD — Australian Dollar

BTP —  Buoni del Tesoro Poliennali (Republic of Italy)

CAD — Canadian Dollar

CBOT — Chicago Board of Trade

Cl — Class

DAX — German Stock Exchange

DJIA — Dow Jones Industrial Average

Euro STOXX — Stock index of Eurozone stocks

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2020 (Unaudited)

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers Automated Quotations

OMX — Stockholm Stock Exchange

S&P — Standard & Poor’s

SGX — Singapore Exchange

SPI — Swiss Performance Index

TOPIX — Tokyo Stock Price Index

TSX — Toronto Stock Exchange

USD — United States Dollar

The following table summarizes the inputs used as of April 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$4,998,270	$—	$4,998,270
Foreign Common Stock	2,797,311	—	—	2,797,311
Common Stock	1,766,186	—	—	1,766,186
Short-Term Investment	38,752,492	—	—	38,752,492

Total Investments in Securities	$43,315,989	$4,998,270	$—	$48,314,259

Securities Sold Short	Level 1	Level 2	Level 3	Total
Foreign Common Stock	$(1,447,172)	$—	$—	$(1,447,172)
Common Stock	(871,427)	—	—	(871,427)

Total Securities Sold Short	$(2,318,599)	$—	$—	$(2,318,599)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$405,481	$—	$—	$405,481
Unrealized Depreciation	(444,723)	—	—	(444,723)
Forwards Contracts*
Unrealized Depreciation	—	(20,458)	—	(20,458)

Total Other Financial Instruments	$(39,242)	$(20,458)	$—	$(59,700)

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the six months ended April 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2020 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $47,832,265)	$48,314,259
Foreign Currency, at Value (Cost $1,731,310)	1,738,849
Cash	4,404
Cash Pledged as Collateral on Futures Contracts	2,102,028
Deposits with Prime Broker for Securities Sold Short	950,068
Variation Margin Receivable	160,776
Dividend and Interest Receivable	56,642
Reclaim Receivable	19,336
Receivable for Capital Shares Sold	500
Other Prepaid Expenses	17,599

Total Assets	53,364,461

Liabilities:
Securities Sold Short, at Value (Proceeds $1,830,865)	2,318,599
Payable to Investment Adviser	55,789
Dividend and Interest Payable on Securities Sold Short	4,887
Payable to Administrator	13,151
Chief Compliance Officer Fees Payable	4,454
Shareholder Servicing Fees Payable	1,272
Unrealized Loss on Forward Foreign Currency Contracts	20,458
Distribution Fees Payable, Investor Class Shares	477
Variation Margin Payable	209,727

Total Liabilities	2,628,814

Net Assets	$50,735,647

Net Assets Consist of:
Paid-in Capital	$52,635,893
Total Accumulated Losses	(1,900,246)

Net Assets	$50,735,647

Institutional Class Shares:
Net Assets	$50,723,489
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	5,342,150
Net Asset Value, Offering and Redemption Price Per Share	$9.49

Investor Class Shares:
Net Assets	$12,158
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	1,300
Net Asset Value, Offering and Redemption Price Per Share	$9.35

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
FOR THE SIX MONTHS ENDED
APRIL 30, 2020 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$91,426
Interest	270,398
Less: Foreign Taxes Withheld	(7,208)

Total Investment Income	354,616

Expenses:
Investment Advisory Fees (Note 7)	450,102
Administration Fees (Note 6)	79,781
Trustees’ Fees	13,344
Chief Compliance Officer Fees (Note 5)	5,329
Distribution Fees, Investor Class Shares (Note 6)	14
Dividend and Interest Expense on Securities Sold Short (Note 2)	55,419
Legal Fees	34,359
Transfer Agent Fees (Note 6)	33,323
Custodian Fees (Note 6)	30,975
Audit Fees	23,018
Registration and Filing Fees	12,817
Other Expenses	29,203

Total Expenses	767,684

Less:
Waiver of Investment Advisory Fees (Note 7)	(69,831)

Net Expenses	697,853

Net Investment Loss	(343,237)

Net Realized Gain (Loss) on:
Investments	(981,211)
Securities Sold Short	989,893
Futures Contracts	(345,034)
Purchased and Written Options	187,845
Forward Currency Contracts	249,457
Foreign Currency Transactions	(159,389)

Net Realized Loss	(58,439)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(18,765)
Securities Sold Short	(465,044)
Futures Contracts	(82,974)
Purchased and Written Options	(38,733)
Forward Currency Contracts	33,619
Foreign Currency Translation	(6,495)

Net Change in Unrealized Depreciation	(578,392)

Net Realized and Unrealized Loss	(636,831)

Net Decrease in Net Assets Resulting from Operations	$(980,068)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Operations:
Net Investment Loss	$(343,237)	$(248,879)
Net Realized Gain (Loss) on Investments, Securities Sold Short, Futures Contracts, Purchased Options, Written Options, Forward Currency Contracts, and Foreign Currency Transactions	(58,439)	5,499,980
Net Change in Unrealized Depreciation on Investments, Securities Sold Short, Futures Contracts, Purchased Options, Written Options, Forward Currency Contracts, and Foreign Currency Translation	(578,392)	(1,121,653)

Net Increase (Decrease) in Net Assets Resulting From Operations	(980,068)	4,129,448

Capital Share Transactions:
Institutional Class Shares
Issued	—	10,001
Redeemed	(40,344)	(520,159)

Net Institutional Class Shares Transactions	(40,344)	(510,158)

Investor Class Shares
Issued	886	2,990
Redeemed	—	(275)

Net Investor Class Shares Transactions	886	2,715

Net Decrease in Net Assets From Capital Share Transactions	(39,458)	(507,443)

Total Increase (Decrease) in Net Assets	(1,019,526)	3,622,005

Net Assets:
Beginning of Period	51,755,173	48,133,168

End of Period	$50,735,647	$51,755,173

Shares Transactions:
Institutional Class Shares
Issued	—	1,135
Redeemed	(4,122)	(58,368)

Total Institutional Class Shares Transactions	(4,122)	(57,233)

Investor Class Shares
Issued	94	317
Redeemed	—	(32)

Total Investor Class Shares Transactions	94	285

Net Decrease in Shares Outstanding From Share Transactions	(4,028)	(56,948)

.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS
			Selected Per Share Data & Ratios For a Share Outstanding

	Institutional Class Shares

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015

Net Asset Value, Beginning of Period	$9.68		$8.91	$9.72	$9.63	$10.35	$10.01

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.06)		(0.05)	(0.10)	(0.21)	(0.19)	(0.21)
Net Realized and Unrealized Gain (Loss)	(0.13)		0.82	(0.71)	0.30	0.04	0.55

Total from Investment Operations	(0.19)		0.77	(0.81)	0.09	(0.15)	0.34

Dividends and Distributions:
Capital Gains	—		—	—	—	(0.57)	—
Return of Capital	—		—	—	—	— ^	—

Total Dividends and Distributions	—		—	—	—	(0.57)	—

Net Asset Value, End of Period	$9.49		$9.68	$8.91	$9.72	$9.63	$10.35

Total Return†	(1.96)%		8.64%	(8.33)%	0.93%	(1.45)%	3.40%

Ratios and Supplemental Data

Net Assets, End of Period (Thousands)	$50,723		$51,744	$48,125	$55,868	$58,685	$58,928

Ratio of Expenses to Average Net Assets (Including Dividends and Interest on Short Sales and Waivers)(1)	2.72	%††	2.75%	3.23%	3.62%	2.94%	2.87%

Ratio of Expenses to Average Net Assets (Including Dividends and Interest on Short Sales and Excluding Waivers)	2.99	%††	3.13%	3.71%	4.05%	3.22%	3.48%

Ratio of Net Investment Loss to Average Net Assets	(1.34	)%††	(0.50)%	(1.04)%	(2.14)%	(1.92)%	(2.01)%

Portfolio Turnover Rate‡	146%		259%	221%	548%	796%	603%

*    Per share calculations were performed using average shares for the period.

†    Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††    Annualized.

‡    Portfolio turnover is for the period indicated and has not been annualized.

^    Amount represents less than $0.005 per share.

(1)    Excluding dividends and interest on short sales, the ratio of expenses to average net assets would have been 2.50%.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS - continued
			Selected Per Share Data & Ratios For a Share Outstanding

	Investor Class Shares

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015

Net Asset Value, Beginning of Period	$9.55		$8.81	$9.63	$9.54	$10.31	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.08)		(0.07)	(0.12)	(0.25)	(0.23)	(0.25)
Net Realized and Unrealized Gain (Loss)	(0.12)		0.81	(0.70)	0.34	0.03	0.56

Total from Investment Operations	(0.20)		0.74	(0.82)	0.09	(0.20)	0.31

Dividends and Distributions:
Capital Gains	—		—	—	—	(0.57)	—
Return of Capital	—		—	—	—	— ^	—

Total Dividends and Distributions	—		—	—	—	(0.57)	—

Net Asset Value, End of Period	$9.35		$9.55	$8.81	$9.63	$9.54	$10.31

Total Return†	(2.09)%		8.40%	(8.52)%	0.94%	(1.97)%	3.10%

Ratios and Supplemental Data

Net Assets, End of Period (Thousands)	$12		$12	$8	$8	$103	$1,909

Ratio of Expenses to Average Net Assets (Including Dividends and Interest on Short Sales and Waivers)(1)	2.97	%††	3.00%	3.48%	3.92%	3.27%	3.22%

Ratio of Expenses to Average Net Assets (Including Dividends and Interest on Short Sales and Excluding Waivers)	3.24	%††	3.38%	3.96%	4.28%	3.56%	3.82%

Ratio of Net Investment Loss to Average Net Assets	(1.58	)%††	(0.77)%	(1.27)%	(2.61)%	(2.38)%	(2.39)%

Portfolio Turnover Rate‡	146%		259%	221%	548%	796%	603%

*    Per share calculations were performed using average shares for the period.

†    Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††    Annualized.

‡    Portfolio turnover is for the period indicated and has not been annualized.

^    Amount represents less than $0.005 per share.

(1)    Excluding dividends and interest on short sales, the ratio of expenses to average net assets would have been 2.75% for the six months ended April 30, 2020, the years ended October 31, 2019 and October 31, 2018, 2.80% for the year ending October 31, 2017, 2.83% for the year ending October 31, 2016, and 2.85% for the year ending October 31, 2015.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 33 funds. The financial statements herein are those of the Fiera Capital Diversified Alternatives Fund (the “Fund”). The investment objective of the Fund is to seek to generate consistent returns relative to risk and maintain low correlation to equity and bond markets. The Fund is classified as a diversified investment company. Fiera Capital Inc. serves as the Fund’s investment adviser (the “Adviser”). The Adviser has registered with the National Futures Association as a “Commodity Pool Operator” under the Commodities Exchange Act with respect to the Fund. The Fund currently offers Institutional Class Shares and Investor Class Shares. The Fund commenced operations on July 25, 2014. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security

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price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
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APRIL 30, 2020 (Unaudited)

There were no securities in the Fund valued in accordance with fair value procedures as of April 30, 2020.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2020, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not”

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2020 (Unaudited)

(i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a

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ALTERNATIVES FUND
APRIL 30, 2020 (Unaudited)

set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (loss) during the period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

Futures Contracts — The Fund utilized futures contracts during the six months ended April 30, 2020. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. Futures are collateralized by cash deposits with the prime broker, Morgan Stanley & Co. LLC. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2020.

Options Written/Purchased — The Fund invested in financial options contracts to add return or to hedge their existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2020 (Unaudited)

market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. As of April 30, 2020, the Fund did not have open option contracts.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Securities Sold Short — As consistent with the Fund’s investment objectives, the Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2020 (Unaudited)

security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund’s short positions. As of April 30, 2020, the Fund had open short positions as disclosed in the Fund’s Schedule of Investments.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividend expense on securities sold short.

Short sales are collateralized by cash deposits with the prime broker, Morgan Stanley & Co. LLC, and pledged securities held at the custodian, MUFG Union Bank, N.A. The collateral required is determined daily by reference to the market value on short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis and is charged an interest expense at the Fed Funds Rate plus 200 basis points on the amount of any shortfall in the required cash margin. These amounts are disclosed as Receivable from Prime Broker on the Statement of Assets and Liabilities.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2020 (Unaudited)

Swap Contracts — The Fund is authorized to enter into swap contracts, including total return swaps and equity swaps contracts. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument—which may be a single asset, a pool of assets or an index of assets—during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statement of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedule of Investments. In connection with swap contracts,

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APRIL 30, 2020 (Unaudited)

cash or securities may be segregated as collateral by the Fund’s custodian. As of April 30, 2020, the Fund did not have open swap contracts.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Fund cannot locate a counterparty willing to enter into transactions with the Fund, it will not be able to implement its investment strategy.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on basis of relative daily net assets.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of April 30, 2020, was as follows:

	Asset Derivatives Statement of Assets and Liability Location	Fair Value		Liability Derivatives Statement of Assets and Liability Location	Fair Value

Derivatives not accounted for as hedging instruments:
Foreign exchange contracts	Net Assets — Unrealized appreciation on futures contracts	$126,844	*	Net Assets — Unrealized depreciation on futures contracts	$199,057	*
	Unrealized gain on forward foreign currency contracts	—		Unrealized loss on forward foreign currency contracts	20,458
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	109,408	*	Net Assets — Unrealized depreciation on futures contracts	129,419	*
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	169,229	*	Net Assets — Unrealized depreciation on futures contracts	116,247	*

Total Derivatives not accounted for as hedging instruments		$405,481			$465,181

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2020 (Unaudited)

The effect of derivative instruments on the Statement of Operations for the six months ended April 30, 2020, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Currency Contracts	Written Options	Total
Foreign exchange contracts	$(132,608)	$249,457	$—	$116,849
Equity contracts	(1,276,576)	—	68,292	(1,208,284)
Interest rate contracts	1,064,150	—	119,553	1,183,703
Total	$(345,034)	$249,457	$187,845	$92,268

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Currency Contracts	Written Options	Total
Foreign exchange contracts	$1,379	$33,619	$—	$34,998
Equity contracts	(18,438)	—	(16,043)	(34,481)
Interest rate contracts	(65,915)	—	(22,690)	(88,605)
Total	$(82,974)	$33,619	$(38,733)	$(88,088)

For the six months ended April 30, 2020, the average quarterly notional amount of derivatives held was as follows:

Futures Contracts:
Currency Contracts
Average Notional Balance Long	$11,688,344
Average Notional Balance Short	18,272,386
Interest Rate Contracts
Average Notional Balance Long	$157,907,501
Average Notional Balance Short	25,838,928
Equity Contracts
Average Notional Balance Long	$13,875,117
Average Notional Balance Short	6,841,543
Forwards:
Average Notional Balance Long	$3,734,006
Average Notional Balance Short	2,882,607

4. Offsetting Assets and Liabilities:

The Fund is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement

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ALTERNATIVES FUND
APRIL 30, 2020 (Unaudited)

or similar agreement or meet the following right of setoff criteria: the amounts owed by the Fund to another party are determinable, the Fund has the right to set off the amounts owed with the amounts owed by the other party, the Fund intends to set off, and the Fund’s right of setoff is enforceable at law.

As of April 30, 2020, the Fund’s financial instruments and derivative instruments are not subject to a master netting arrangement.

5. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2020, the Fund paid $79,781 for these services.

The Fund has adopted the Distribution Plan (the “Plan”) for the Investor Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to Investor Class Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

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The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.10% of average daily net assets of Investor Class Shares of the Fund will be paid to other service providers. Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Fund that are serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees. For the six months ended April 30, 2020, there were no Shareholder Servicing Fees.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

7. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 1.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, dividend and interest expenses on securities sold short, interest, taxes, acquired fund fee expenses and non-routine expenses) from exceeding 2.50% with respect to Institutional Class Shares and Investor Class Shares of the Fund’s average daily net assets until February 28, 2021 (the “Expense Limitation”). The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2021. As of April 30, 2020, the fees which were previously waived by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived to the Adviser were $247,108 expiring in 2021, $256,302 expiring in 2022, and $135,865 expiring in 2023.

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The Adviser employs a “multi-manager” approach, whereby it selects sub-advisers (the “Sub-Advisers”) that use a variety of alternative investment strategies to manage the Fund’s assets and allocates the Fund’s assets among those Sub-Advisers. The Adviser is responsible for the investment performance of the Fund, since it allocates the Fund’s assets to the sub-advisers and recommends hiring or changing sub-advisers to the Board. The Adviser has ultimate responsibility (subject to oversight by the Board) to oversee the Sub-Advisers and recommend their hiring, termination, and replacement.

As of April 30, 2020 the Adviser has entered into investment sub-advisory agreements with the following parties and pays the Sub-Advisers out of the fee that it receives from the Fund:

Investment Sub-Advisers

Fiera Capital Inc.

Asset Management One USA Inc.

8. Investment Transactions:

For the six months ended April 30, 2020, the Fund made purchases of $10,376,474 and sales of $12,934,475 in investment securities other than long-term U.S. Government and short-term securities.

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

The tax character of dividends and distributions declared during the years ended October 31, 2019 and October 31, 2018 were as follows:

	Ordinary Income	Return of Capital
2019	$—	$—
2018	—	—

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As of October 31, 2019, the components of Accumulated Losses on a tax basis were as follows:

Capital Loss Carryforwards - Short-Term	$(766,162)
Late-Year Loss Deferral	(163,624)
Unrealized Appreciation	180,121
Other Temporary Differences	(170,513)

Total Accumulated Losses	$(920,178)

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Such capital losses retain their character as either short-term or long-term capital losses. During the year ended October 31, 2019, the Fund utilized short-term capital loss carryforwards of $2,955,118 and long-term capital loss carryforwards of $1,859,749 to offset capital gains. Capital loss carry forwards are subject to IRC Section 382 limitation.

Late-year loss deferrals represent ordinary losses realized on investment transactions from January 1, 2019 through October 31, 2019, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding securities sold short) by the Fund at April 30, 2020, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 47,832,265	$556,377	$(74,383)	$481,994

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for securities sold short held by the Fund at April 30, 2020, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$ (1,830,865)	$99,032	$(586,766)	$(487,734)

10. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

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ASSET ALLOCATION RISK — The Fund is subject to asset allocation risk, which is the risk that the Adviser’s allocation of the Fund’s assets among strategies will cause the Fund to underperform other funds with a similar investment objective and/or underperform the markets in which the Fund invests.

MARKET RISK — The Fund is subject to market risk, which is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the market as a whole. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

COMMON STOCK RISK — The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

FOREIGN EXPOSURE/EMERGING MARKETS RISK — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

DERIVATIVES RISK — The Fund’s use of futures contracts and options for all purposes, including speculative purposes, is subject to market risk, leverage risk, correlation risk and liquidity risk. In addition, the Fund’s use of derivatives for hedging purposes is subject to hedging risk. Market risk and leverage risk are described elsewhere in the section. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a derivative, sell other assets to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

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CREDIT RISK — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

SHORT SALES RISK — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund and, therefore, the Fund’s share prices. Theoretically, uncovered short sales have the potential to expose the Fund to unlimited losses.

INTEREST RATE RISK — Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of fixed income instruments tend to fall, and if interest rates fall, the values of fixed income instruments tend to rise. Changes in the value of a fixed income instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in fixed income instruments. In general, the longer the maturity or duration of a fixed income instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may prevent the Fund from generating positive returns and may increase the risk that if followed by rising interest rates the Fund’s performance will be negatively impacted. Actions by governments and central banking authorities can result in increases in interest rates. Such actions may negatively affect the value of fixed income instruments held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value (“NAV”). Any interest rate increases could cause the value of the Fund’s investments in fixed income instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

CURRENCY RISK — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

COMMODITY-LINKED DERIVATIVES RISK — Investments in commodity-linked derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related derivative returns can also be affected by the issuer’s

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financial structure or the performance of unrelated businesses. In addition, investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

FIXED INCOME MARKET RISK — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Generally, fixed income securities will decrease in value if interest rates rise and vice versa.

LEVERAGE RISK — The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

CASH POSITION RISK — If the Fund holds a significant portion of its assets in cash or cash equivalents, its investment returns may be adversely affected and the Fund may not achieve its investment objective.

MONEY MARKET INSTRUMENTS RISK — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Money market funds incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in money market funds will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the money market fund’s operating expenses, in addition to paying Fund expenses.

UNREGISTERED FUND RISK — Unlike the Fund, unregistered funds are not subject to the investor protections provided under the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, (i) the relationship between the unregistered fund and its adviser will not be regulated by the 1940 Act; (ii) unregistered funds are not required to have a majority of disinterested directors; (iii) unregistered funds are not subject to the various custody and safekeeping provisions under the 1940 Act designed to protect fund assets; and (iv) unregistered funds are not subject to the various investment limitations under the 1940 Act. The Fund’s performance is subject to the risks associated with the securities and other investments held by an unregistered fund in which the Fund may invest. The ability of the Fund to achieve its investment objective may depend upon the ability of an unregistered fund to achieve its investment objectives. When the Fund invests in an unregistered fund, in

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addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the unregistered fund’s expenses.

SMALL AND MEDIUM CAPITALIZATION COMPANY RISK — The risk that small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

TAX RISK — Income from certain commodity-linked derivative instruments that the Fund may invest in may not be considered qualifying income for purposes of the qualifying income test that must be met by the Fund in order to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund will seek to restrict its income from direct investments in commodity-linked derivative instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a RIC under the Code. However, there is no guarantee that the Fund will be successful in this regard. If the Fund fails to qualify as a RIC and to avail itself of certain relief provisions, it would be subject to tax at the regular corporate rate without any deduction for distributions to shareholders, and its distributions would generally be taxable as dividends. Please see the Fund’s Statement of Additional Information (the “SAI”) for a more detailed discussion, including the availability of certain relief provisions for certain failures by the Fund to qualify as a RIC. The tax treatment of certain commodity-linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

PORTFOLIO TURNOVER RISK — The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

MUNICIPAL SECURITIES RISK — Municipal securities are fixed income securities issued by state or local governments or their agencies to finance capital expenditures and operations. The value of municipal securities can be significantly affected by actual or expected political and legislative changes. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit

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quality. Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality.

U.S. TREASURY SECURITIES RISK — A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Fund. A more complete description of risks associated with the Fund is included in the prospectus and statement of additional information.

11. Other:

At April 30, 2020, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership

Fiera Capital Diversified Alternatives Fund, Institutional Class Shares	1	99%
Fiera Capital Diversified Alternatives Fund, Investor Class Shares	2	100%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

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13. New Accounting Pronouncements:

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years.

14. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of April 30, 2020.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2019 to April 30, 2020.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/19	Ending Account Value 4/30/20	Annualized Expense Ratios	Expenses Paid During Period*
Fiera Diversified Alternatives Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$980.40	2.72%	$13.39

Hypothetical 5% Return	1,000.00	1,011.34	2.72	13.60
Fiera Diversified Alternatives Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$979.10	2.97%	$14.61

Hypothetical 5% Return	1,000.00	1,010.09	2.97	14.84

*	Expenses are equal to the Fund’s annualized expense ratio (including dividend and interest expense on short sales), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown.)

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REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Fund’s investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Fund’s approach to managing liquidity risk. The Program is overseen by the Fund’s Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 18, 2020, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The Board acknowledged that the report covered the period from December 1, 2018 through December 31, 2019 and thus did not cover the period of then-current market volatility. The Board requested that the Program Administrator provide an update of the operation of the Program during the then-current market volatility at its next meeting. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively to manage the Fund’s liquidity risk since the Program was implemented on December 1, 2018. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program since its implementation. The Program Administrator’s report also noted that the Board approved a change to the membership of the committee serving as Program Administrator.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

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APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT (Unaudited)

On January 1, 2020, Asset Management One USA Inc. (“AMO USA”) replaced Mizuho Alternative Investments, LLC (“MAI”) as a sub-adviser to the Fund in connection with the merger of MAI into AMO USA (the “Transaction”). Prior to the Transaction, MAI served as investment sub-adviser to the Fund pursuant to an investment sub-advisory agreement with respect to the Fund between the Adviser and MAI (the “Prior Sub-Advisory Agreement”). As a result of the Transaction, MAI ceased to exist as a separate legal entity, and the MAI investment professionals now provide asset management services as employees of AMO USA. In anticipation of the Transaction resulting in the automatic termination of the Prior Sub-Advisory Agreement, a meeting of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) was held on December 11, 2019 (the “Board Meeting”) to decide whether to approve an interim sub-advisory agreement between the Adviser and AMO USA (the “Interim Sub-Advisory Agreement”) and a new sub-advisory agreement between the Adviser and AMO USA with respect to the Fund (the “New Sub-Advisory Agreement”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), a fund’s sub-advisory agreements generally must be approved: (i) by a vote of a majority of the shareholders of the fund; and (ii) by the vote of a majority of the members of the board of trustees of the fund who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Fund, however, continues to operate pursuant to the terms of a “manager-of-managers” exemptive order granted by the Securities and Exchange Commission (the “SEC”) on July 22, 2014 (the “Order), which provides an exemption from the shareholder voting requirements of Section 15 of the 1940 Act and allows the Fund’s investment adviser, subject to Board approval and certain other conditions, to enter into and materially amend sub-advisory agreements on behalf of the Fund without a shareholder vote where the sub-adviser is not an affiliate of the Trust, the Fund or the Fund’s investment adviser (an “Affiliated Sub-Adviser”). The New Sub-Advisory Agreement required shareholder approval, however, because the Order does not apply to sub-advisory agreements with Affiliated Sub-Advisers, and AMO USA is considered to be an Affiliated Sub-Adviser by virtue of the fact that Mizuho Financial Group Inc. (“Mizuho”) is presumed by the 1940 Act to control both AMO USA and the Fund due to Mizuho’s indirect ownership of over 25% of the voting securities of each of AMO USA and the Fund.

In preparation for the Board Meeting, the Trustees requested that the Adviser, MAI and AMO USA furnish information necessary to evaluate the terms of the Interim Sub-Advisory Agreement and the New Sub-Advisory Agreement. The Trustees used this information, as well as other information that the Adviser, MAI and AMO USA and other service providers of the Fund presented or submitted to the Board at the Board Meeting, and other meetings

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held since the approval of the Prior Sub-Advisory Agreement, to help them decide whether to approve the Interim Sub-Advisory Agreement for a term of up to 150 days and the New Sub-Advisory Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser, MAI and AMO USA regarding: (i) the terms, conditions, and expected timing of the Transaction, and the reasons that MAI and AMO USA were undergoing the Transaction; (ii) the nature, extent and quality of the services to be provided by AMO USA; (iii) AMO USA’s operations and financial condition; (iv) AMO USA’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the proposed sub-advisory fee to be paid to AMO USA; (vi) AMO USA’s compliance program, including a description of material compliance matters and material compliance violations; (vii) AMO USA’s policies on and compliance procedures for personal securities transactions; (viii) AMO USA’s investment experience; and (ix) MAI’s investment management personnel and the Fund’s performance attributable to MAI.

The members of the Board who are not parties to the New Sub-Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), received advice from independent counsel and met in executive session outside the presence of Fund management, the Adviser, MAI and AMO USA.

At the Board Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, MAI, AMO USA and other service providers of the Fund, approved the Interim Sub-Advisory Agreement and the New Sub-Advisory Agreement. In considering the approval of the Interim Sub-Advisory Agreement and the New Sub-Advisory Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by AMO USA; (ii) the investment performance of the Fund and MAI; and (iii) the fee to be paid to AMO USA, as discussed in further detail below. In addition, the Board considered representations from AMO USA that the Transaction was not expected to result in any material changes to the nature, extent and quality of the services to be provided to the Fund, and that Mr. Kazuhiro Shimbo, who has served as a portfolio manager of the Fund since its inception as an employee of MAI, will continue to serve as a portfolio manager of the Fund as an employee of AMO USA following the Transaction.

Nature, Extent and Quality of Services to be Provided by AMO USA

In considering the nature, extent and quality of the services to be provided by AMO USA, the Board reviewed the portfolio management services to be provided by AMO USA to the Fund, including the quality of the continuing portfolio management personnel, the resources of AMO USA and AMO USA’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Interim Sub-Advisory Agreement and the proposed New

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
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APRIL 30, 2020

Sub-Advisory Agreement, and noted that (1) the Interim Sub-Advisory Agreement has the same sub-advisory fee as, and does not materially differ from, the Prior Sub-Advisory Agreement, except with respect to certain provisions that are required by law; and (2) the New Sub-Advisory Agreement has the same sub-advisory fee as, and does not materially differ from, the Prior Sub-Advisory Agreement. The Trustees also reviewed AMO USA’s proposed investment and risk management approaches for the Fund. The Trustees considered that the Adviser would supervise and monitor the performance of AMO USA. The most recent investment adviser registration form (“Form ADV”) for AMO USA was available to the Board, as was the response of AMO USA to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by AMO USA to the Fund.

The Trustees also considered other services to be provided to the Fund by AMO USA such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by AMO USA would be satisfactory.

Investment Performance of the Fund and MAI

The Board was provided with regular reports regarding the Fund’s performance, and MAI’s contribution thereto, over various time periods. Representatives from MAI provided information regarding, and led discussions of factors impacting, MAI’s performance for the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that MAI’s performance was satisfactory, or, where MAI’s performance was materially below its benchmarks and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by MAI in an effort to improve performance. Based on this information and the representation that Mr. Kazuhiro Shimbo, who has served as a portfolio manager of the Fund since its inception as an employee of MAI, will continue to serve as a portfolio manager of the Fund as an employee of AMO USA following the Transaction, the Board concluded, within the context of its full deliberations, that the investment results that MAI had been able to achieve for the Fund were sufficient to support approval of the Interim Sub-Advisory Agreement and the New Sub-Advisory Agreement.

Costs of Advisory Services

In considering the sub-advisory fee payable by the Adviser to AMO USA, the Trustees reviewed, among other things, a report of the proposed sub-advisory fee to be paid to AMO USA. The Trustees considered that the fee payable to AMO USA would be the same as the fee

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
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payable to MAI. The Trustees also considered that the Adviser, not the Fund, would pay AMO USA pursuant to the Interim Sub-Advisory Agreement and the New Sub-Advisory Agreement, and had likewise paid MAI pursuant to the Prior Sub-Advisory Agreement. The Board concluded, within the context of its full deliberations, that the sub-advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by AMO USA.

Profitability and Economies of Scale

Because AMO USA is new to the Fund and has not managed Fund assets, it was not possible to determine the profitability that AMO USA might achieve with respect to the Fund or the extent to which economies of scale would be realized by AMO USA as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding AMO USA’s profitability, or the extent to which economies of scale would be realized by AMO USA as the assets of the Fund grow, but will do so during future considerations of the New Sub-Advisory Agreement.

Approval of the Interim Sub-Advisory Agreement and the New Sub-Advisory Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Interim Sub-Advisory Agreement and the New Sub-Advisory Agreement, including the fee to be paid thereunder, were fair and reasonable and agreed to approve the Interim Sub-Advisory Agreement for a term of up to 150 days, approve the New Sub-Advisory Agreement for an initial term of two years and recommend the approval of the New Sub-Advisory Agreement to the Fund’s shareholders. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Fiera Capital Diversified Alternatives Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-844-755-3863

Investment Adviser:

Fiera Capital Inc.

375 Park Avenue, 8th Avenue

New York, NY 10152

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RLL-SA-001-0600

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: July 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: July 8, 2020

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: July 8, 2020